Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 951,797	$ 1,229,336	$ 1,473,699
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	424,952	547,261	669,334
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	785,239	1,066,963	1,321,487
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	3,892	12,767	14,280
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	23,415	25,915	31,149
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	14,670	11,192	7,946
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	118,149	115,172	101,406
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	143,143	136,458	121,063
Voyage Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	349,312	519,702	652,153
Time Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	11,196	12,006	16,869
Time Charter - Bunker Tanker
Disaggregation of Revenue [Line Items]
Total revenues	8,327	1,142
Management fees and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	$ 10,324	$ 10,094	$ 11,711